U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2




1.  Name and address of issuer:   Cova Variable Annuity Account One
                                  One Tower Lane, Suite 3000
                                  Oakbrook Terrace, IL 60181-6266

______________________________________________________________________________

2.  Name of each series or class of funds for which this notice is filed:

    Cova Variable Annuity Account One
______________________________________________________________________________

3.  Investment Company Act File Number:  811-5200  The filing fee was paid in connection with the Form
    Securities Act File Number:    33-39100        24F-2 filed for File
                                   33-14979        Number 33-39100
______________________________________________________________________________

4.  Last day of fiscal year for which this notice is filed:

    December 31, 1996
______________________________________________________________________________

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
declaration:             [ ]

______________________________________________________________________________

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

       N/A
______________________________________________________________________________

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    -0-
______________________________________________________________________________

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    -0-
______________________________________________________________________________

9.  Number and aggregate sale price of securities sold during the fiscal year:

    13,983,939 units for $192,019,183
______________________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    13,983,939 units for $192,019,183
______________________________________________________________________________

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    -0-
______________________________________________________________________________

12. Calculation of registration fee:
    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                              $ 192,019,183
                                                               _______________

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                              +        0
                                                               _______________

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                              -  52,263,074
                                                               _______________

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                              +        0
                                                               _______________

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):
                                                               139,756,109
                                                               _______________

    (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of
          1933 or other applicable law or regulation (see Instruction C.6):
                                                             X     1/3300
                                                               _______________

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                 42,350.34
                                                               _______________
                                                               _______________

    INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
______________________________________________________________________________

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal
and Other Procedures (17 CFR 202.3a).        [X]

     See Question #3.

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     February 25, 1997

______________________________________________________________________________

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ CHRISTOPHER S. HARDEN
                         _____________________________________________________
                         Christopher S. Harden,
                         First Vice President and Chief Accountant

Date:    2/25/97
     ________________

 *Please print the name and title of the signing officer below the signature.
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